Cash and cash equivalents - Summary of cash and cash equivalents (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash at banks	$ 2,921,086	$ 1,536,852
Cash on hand	1,669	1,495
Cash and cash equivalents	$ 2,922,755	$ 1,538,347	$ 9,529,723